Note 17 - Current Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Current Tax Receivables and Payables [Abstract]
Disclosure of detailed information about current tax assets [text block]
	Year ended December 31,
Current tax assets	2020	2019
V.A.T. credits	106,293	112,161
Prepaid taxes	30,091	55,227
	136,384	167,388

Disclosure of detailed information about tax liabilities [text block]
	Year ended December 31,
Current tax liabilities	2020	2019
Income tax liabilities	27,616	64,994
V.A.T. liabilities	9,933	9,953
Other taxes	53,044	52,678
	90,593	127,625